Property, plant and equipment (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, plant and equipment
Opening amount	SFr 8,868	SFr 2,751
Additions	28,459	9,054
Depreciation charge	(9,701)	(2,937)
Closing amount	27,626	8,868
Research and development expenses
Property, plant and equipment
Depreciation charge	(4,732)	(2,068)
General and administration expenses
Property, plant and equipment
Depreciation charge	(4,969)	(869)
Cost
Property, plant and equipment
Opening amount	2,809,134
Closing amount	2,837,594	2,809,134
Accumulated depreciation
Property, plant and equipment
Opening amount	(2,800,266)
Closing amount	(2,809,968)	(2,800,266)
Equipment
Property, plant and equipment
Opening amount	8,868	2,464
Additions	28,459	9,054
Depreciation charge	(9,701)	(2,650)
Closing amount	27,626	8,868
Equipment | Cost
Property, plant and equipment
Opening amount	1,594,405
Closing amount	1,622,865	1,594,405
Equipment | Accumulated depreciation
Property, plant and equipment
Opening amount	(1,585,537)
Closing amount	(1,595,239)	(1,585,537)
Furniture and fixtures | Cost
Property, plant and equipment
Opening amount	7,564
Closing amount	7,564	7,564
Furniture and fixtures | Accumulated depreciation
Property, plant and equipment
Opening amount	(7,564)
Closing amount	(7,564)	(7,564)
Chemical library
Property, plant and equipment
Opening amount		287
Depreciation charge		(287)
Chemical library | Cost
Property, plant and equipment
Opening amount	1,207,165
Closing amount	1,207,165	1,207,165
Chemical library | Accumulated depreciation
Property, plant and equipment
Opening amount	(1,207,165)
Closing amount	SFr (1,207,165)	SFr (1,207,165)